Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 3. Revenue

We generate substantially all of our revenues through sales of inventory in the open market and via long-term supply agreements. At contract inception, we assess the goods promised in our contracts and identify a performance obligation for each promise to transfer to the customer a distinct good. In substantially all cases, a contract has a single performance obligation to deliver a promised good to the customer. Revenue is recognized when the performance obligations under the terms of our contracts are satisfied. Generally, this occurs at the time of shipping, at which point the control of the goods transfers to the customer. Further, in determining whether control has transferred, we consider if there is a present right to payment and legal title, along with risks and rewards of ownership having transferred to the customer. Revenue is measured as the amount of consideration we expect to receive in exchange for transferred goods. Sales, value added, and other taxes we collect concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. We have elected to account for all shipping and handling activities as fulfillment costs. We recognize these costs for shipping and handling when control over products have transferred to the customer as an expense in cost of goods sold. We have also elected to expense commissions when incurred as the amortization period of the commission asset that we would have otherwise recognized is less than one year.
The following table disaggregates our revenues by major geographical region for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30, 2021			Nine months ended September 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$217	$48	$265	$647	$163	$810
North America	81	55	136	236	175	411
Asia	90	20	110	254	67	321
Other	42	4	46	122	13	135
Total Revenues	$430	$127	$557	$1,259	$418	$1,677

	Three months ended September 30, 2020			Nine months ended September 30, 2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$182	$47	$229	$554	$139	$693
North America	70	61	131	220	173	393
Asia	64	20	84	212	58	270
Other	27	3	30	97	9	106
Total Revenues	$343	$131	$474	$1,083	$379	$1,462

The following table disaggregates our revenues by major product line for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30, 2021			Nine months ended September 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$430	$—	$430	$1,259	$—	$1,259
Color Pigments	—	74	74	—	222	222
Functional Additives	—	29	29	—	100	100
Timber Treatment	—	24	24	—	87	87
Water Treatment [1]	—	—	—	—	9	9
Total Revenues	$430	$127	$557	$1,259	$418	$1,677

	Three months ended September 30, 2020			Nine months ended September 30, 2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$343	$—	$343	$1,083	$—	$1,083
Color Pigments	—	66	66	—	187	187
Functional Additives	—	24	24	—	80	80
Timber Treatment	—	36	36	—	97	97
Water Treatment [1]	—	5	5	—	15	15
Total Revenues	$343	$131	$474	$1,083	$379	$1,462

The amount of consideration we receive and revenue we recognize is based upon the terms stated in the sales contract, which may contain variable consideration such as discounts or rebates. We also give our customers a limited right to return products that have been damaged, do not satisfy their specifications, or for other specific reasons. Payment terms on product sales to our customers typically range from 30 days to 90 days. Although certain exceptions exist where standard payment terms are exceeded, these instances are infrequent and do not exceed one year. Discounts are allowed for some customers for early payment or if certain volume commitments are met. As our standard payment terms are less than one year, we have elected to not assess whether a contract has a significant financing component. In order to estimate the applicable variable consideration at the time of revenue recognition, we use historical and current trend information to estimate the amount of discounts, rebates, or returns to which customers are likely to be entitled. Historically, actual discount or rebate adjustments relative to those estimated and accrued at the point of which revenue is recognized have not materially differed.